Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Supplemental Cash Flow

Supplemental cash flow information related to leases was as follows:

	Year ended December 31,
	2024	2023
Operating cash flows from operating leases	$941	$809

Supplemental balance sheet information related to leases was as follows:

	December 31,
	2024	2023
Operating Leases
Operating lease right-of-use assets	$2,991	$3,070

Current lease liabilities	$806	$624
Non-current lease liabilities	2,275	2,535
Total lease liabilities	$3,081	$3,159

Weighted Average Remaining Lease Term
Operating leases	4.25 years	5.14 years

Weighted Average Discount Rate
Operating leases	7.77%	7.46%

Schedule of Maturities of Lease Liabilities

As of December 31, 2024, the maturities of lease liabilities were as follows:

Operating leases
Year ending December 31,
2025	$926
2026	831
2027	776
2028	765
2029	325
Thereafter	-
Total undiscounted lease payments	3,623
Less – imputed interests	(542)
Present value of lease liabilities	$3,081